Property and Equipment, Net (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment

As of March 31, 2021 and December 31, 2020, property and equipment consisted of the following:

	March 31,	December 31,
	2021	2020
Land	$79,100	$79,100
Buildings – rental property	463,635	463,635
Building improvements	800,225	800,225
Equipment and machinery	4,141,145	4,122,917
Furniture and fixtures	368,137	368,137
Computer software	-	-
Molds	79,300	79,300
Vehicles	521,962	521,962
	6,435,504	6,435,276
Less: accumulated depreciation	(5,457,287)	(5,424,475)
Total property and equipment, net	$996,217	$1,010,801

As of December 31, 2020 and 2019, property and equipment consisted of the following:

	December 31,	December 31,
	2020	2019
Land	$79,100	$79,100
Buildings – rental property	463,635	445,635
Building improvements	800,225	766,859
Equipment and machinery	4,122,917	3,917,080
Furniture and fixtures	368,137	387,836
Computer software	-	23,518
Molds	79,300	4,651,889
Vehicles	521,962	521,962
	6,435,276	10,793,879
Less: accumulated depreciation	(5,424,475)	(9,861,911)
Total property and equipment, net	$1,010,801	$931,968